Cash, Cash Equivalents, and Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash, cash equivalents, and restricted cash reported within the accompanying condensed consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying condensed consolidated statements of cash flows consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Cash	$23,549	$33,581
Cash equivalents	87,693	247,500

Cash and cash equivalents	111,242	281,081
Restricted cash included in prepaid expenses and other current assets	1,859	—
Restricted cash	16,459	16,462

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$129,560	$297,543

Cash, cash equivalents, and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying consolidated statements of cash flows consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$33,581	$24,657
Cash equivalents:	$247,500	$38,575

Cash and cash equivalents	$281,081	$63,232
Restricted cash included in prepaid expenses and other current assets	$—	$1,000
Restricted cash	$16,462	$10,461

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$297,543	$74,693

Schedule of Restrictions on Cash and Cash Equivalents
Cash, cash equivalents, and restricted cash reported within the accompanying condensed consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying condensed consolidated statements of cash flows consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Cash	$23,549	$33,581
Cash equivalents	87,693	247,500

Cash and cash equivalents	111,242	281,081
Restricted cash included in prepaid expenses and other current assets	1,859	—
Restricted cash	16,459	16,462

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$129,560	$297,543

Cash, cash equivalents, and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying consolidated statements of cash flows consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$33,581	$24,657
Cash equivalents:	$247,500	$38,575

Cash and cash equivalents	$281,081	$63,232
Restricted cash included in prepaid expenses and other current assets	$—	$1,000
Restricted cash	$16,462	$10,461

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$297,543	$74,693